OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Debt Securities - Debt Securities [Member] - Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Beginning Balance	£ 279	£ 472
Change in fair value	(30)	(37)
Deferred tax	10	35
	(20)	(2)
Income statement transfer in respect of disposals (note 9)	(196)	(275)
Deferred tax	61	84
Net Income statement transfers	(135)	(191)
Impairment recognised in the income statement	(1)
Ending Balance	£ 123	£ 279